UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

Boulder Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1 – Schedule of Investments.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
August 31, 2010 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 93.5%
DOMESTIC COMMON STOCKS 82.1%
Coal 0.2%
21,000	Penn Virginia Resource Partners L.P.	$470,610

Commercial Services 0.7%
120,000	CoreLogic, Inc.	2,072,400

Construction Machinery 1.4%
60,000	Caterpillar, Inc.	3,909,600

Diversified 41.8%
690	Berkshire Hathaway, Inc., Class A*	81,885,750
460,000	Berkshire Hathaway, Inc., Class B*	36,238,800

		118,124,550
Diversified Financial Services 0.2%
5,700	Franklin Resources, Inc.	550,107

Electric Utilities 0.5%
21,500	Allegheny Energy, Inc.	484,825
17,500	Black Hills Corp.	532,525
18,000	PPL Corp.	488,880

		1,506,230
Gas 0.2%
12,000	Inergy L.P.	446,880

Healthcare Products & Services 4.3%
216,000	Johnson & Johnson	12,316,320

Insurance 0.6%
120,000	First American Financial Corp.	1,779,600

Manufacturing 0.2%
8,000	3M Co.	628,400

Pharmaceuticals 0.7%
123,300	Pfizer, Inc.	1,964,169

Pipelines 0.5%
15,000	Boardwalk Pipeline Partners L.P.	458,400
9,200	Energy Transfer Partners L.P.	420,348
13,700	Enterprise Products Partners L.P.	506,489

		1,385,237
Real Estate 0.2%
17,300	WP Carey & Co. LLC	489,590

Real Estate Investment Trusts (REITs) 1.3%
16,400	HCP, Inc.	577,608
11,500	Health Care REIT, Inc.	528,310
22,000	Healthcare Realty Trust, Inc.	515,020
14,450	Nationwide Health Properties, Inc.	555,892
16,300	Realty Income Corp.	531,217
75,000	Redwood Trust, Inc.	1,035,750

		3,743,797
Registered Investment Companies (RICs) 4.1%
736,836	Cohen & Steers Infrastructure Fund, Inc.	10,639,912
24,052	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	396,858
6,767	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	116,392
27,988	RMR Asia Pacific Real Estate Fund	454,805

		11,607,967

Retail 25.0%
72,500	The Home Depot, Inc.	2,016,225
177,000	Walgreen Co.	4,757,760
370,000	Wal-Mart Stores, Inc.	18,551,800
1,085,000	Yum! Brands, Inc.	45,244,500

		70,570,285
Tobacco Products 0.2%
9,700	Philip Morris International, Inc.	498,968

TOTAL DOMESTIC COMMON STOCKS (Cost $130,788,015)		232,064,710

FOREIGN COMMON STOCKS 10.3%
Germany 0.1%
4,500	RWE AG	294,427

Hong Kong 4.3%
515,000	Cheung Kong Holdings, Ltd.	6,481,568
10,500	Guoco Group, Ltd.	106,434
500,000	Henderson Investment, Ltd.	41,781
104,500	Henderson Land Development Co., Ltd.	639,460
6,156,000	Midland Holdings, Ltd.	4,906,598

		12,175,841
Japan 0.1%
78	BLife Investment Corp.	405,737

Netherlands 2.3%
60,000	Heineken Holding NV	2,309,944
95,117	Heineken NV	4,259,780

		6,569,724
New Zealand 1.1%
4,779,336	Kiwi Income Property Trust	3,199,332

Switzerland 0.4%
19,049	Nestle SA	986,927

Turkey 0.0%(1)
57,183	Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*	42,689

United Kingdom 2.0%
75,000	Diageo PLC, Sponsored ADR	4,912,500
20,000	GlaxoSmithKline PLC, Sponsored ADR	748,000

		5,660,500
TOTAL FOREIGN COMMON STOCKS (Cost $25,517,669)		29,335,177

AUCTION PREFERRED SECURITIES 0.1%
8	Neuberger Berman Real Estate Securities Income Fund, Inc., Series C(2)	175,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $200,021)		175,000

FOREIGN GOVERNMENT BONDS 1.0%
$3,863,000
NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	2,770,763

TOTAL FOREIGN GOVERNMENT BONDS (Amortized Cost $2,891,958)		2,770,763

WARRANTS 0.0%(1)
20,900	Henderson Land Development Co., Ltd.,
	(expiring 06/01/2011, HKD 58.00)*	2,821

TOTAL WARRANTS (Cost $0)		2,821

TOTAL LONG TERM INVESTMENTS (Cost $159,397,663)		264,348,471

SHORT TERM INVESTMENTS 12.1%
DOMESTIC GOVERNMENT BONDS 5.7%
	United States Treasury Bills
$8,000,000	0.150% due 09/23/2010	7,999,267
8,000,000	0.155% due 09/16/2010	7,999,483

		15,998,750
TOTAL DOMESTIC GOVERNMENT BONDS (Amortized Cost $15,998,750)		15,998,750

MONEY MARKET FUNDS 6.4%
676,822	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	676,822
17,350,000	JPMorgan Prime Money Market Fund, 7-Day Yield - 0.200%	17,350,000

		18,026,822
TOTAL MONEY MARKET FUNDS (Cost $18,026,822)		18,026,822

TOTAL SHORT TERM INVESTMENTS (Cost $34,025,572)		34,025,572

TOTAL INVESTMENTS 105.6% (Cost $193,423,235)		298,374,043

OTHER ASSETS AND LIABILITIES -5.6%		(15,782,796)

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		282,591,247

AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE		(72,300,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$210,291,247

*	Non-income producing security.
(1)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.
(2)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market of fair valued securities as of August 31, 2010 is $175,000, or 0.06% of Total Net Assets Available to Common and Preferred Stock.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S. - Anonim Sirketi (Turkish: Joint Stock Company)

HKD- Hong Kong Dollar

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

August 31, 2010 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of Boulder Total Return Fund’s (the “Fund”) common shares is determined by the Fund’s co- administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) and follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. ASC 820 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

¡	Level 1— Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3. The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at fair value:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$232,064,710	$-	$-	$232,064,710
Foreign Common Stocks	29,335,177	-	-	29,335,177
Auction Preferred Securities	-	175,000	-	175,000
Foreign Government Bonds	-	2,770,763	-	2,770,763
Warrants	-	2,821	-	2,821

Domestic Government Bonds	15,998,750	-	-	15,998,750
Money Market Funds	18,026,822	-	-	18,026,822
Total	$295,425,459	$2,948,584	$-	$298,374,043

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2009	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 8/31/2010
Foreign Common Stocks	$786	-	-	-	$(786)	$-
Total	$786	-	-	-	$(786)	$-

* For detailed Industry descriptions, see the accompanying Portfolio of Investments.

Foreign Securities and Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

New Investment Policy: Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On August 31, 2010, based on cost of $193,145,776 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $113,127,959 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,899,692, resulting in net unrealized appreciation of $105,228,267.

Note 3. Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	October 28, 2010